Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 8.875% Senior Notes	Apr. 26, 2013 Subsequent Event	Jun. 30, 2013 Subsequent Event Dj Basin	Apr. 26, 2013 Subsequent Event 8.875% Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount				$ 250,000,000			$ 100,000,000
Senior note maturity year				2020			2020
Debt instrument interest rate				8.875%			8.875%
Senior notes issue price, percent				99.30%			105.00%
Net proceeds of bond offering, after discounts and expenses	248,250,000	0	0	242,200,000			102,800,000
Line of Credit Facility, Current Borrowing Capacity					215,000,000
Sale of the remaining DJ Basin assets						3,100,000
Gain on asset held for sale						$ 1,000,000